Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Parent Company [Member]
Consolidated net income	$ 340,536	$ 224,402	$ 350,745
Unrealized (loss) gain from the effective portion of derivative instruments	319	(1,500)	(8,306)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	730	4,364	7,064
Total Comprehensive Income	341,585	227,266	349,503
Less: comprehensive income attributable to noncontrolling interest	(12,193)	(12,311)	(18,393)
Comprehensive income attributable to MAA	329,392	214,955	331,110
Limited Partner [Member]
Consolidated net income	340,536	224,402	350,745
Unrealized (loss) gain from the effective portion of derivative instruments	319	(1,500)	(8,306)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Net of Tax	730	4,364	7,064
Comprehensive income attributable to Mid-America Apartments, L.P.	$ 341,585	$ 227,266	$ 349,503